Share Capital	12 Months Ended
Dec. 31, 2022
Share Capital
Share Capital

Note 9 Share Capital

a) Authorized:

The Company is authorized to issue an unlimited number of common shares without par value and is authorized to issue an unlimited number of Class A and Class B preferred convertible redeemable voting shares without par value.

Issued:

Common Shares	Number	Amount
Balance December 31, 2020, 2021, and 2022	861,082,371	$17,620,625

No preferred shares have been issued.

b) Nature and Purpose of Equity and Reserves

The reserves recorded in equity on the Company’s statements of financial position include Contributed Surplus and Deficit.

Contributed Surplus is used to recognize the value of stock option grants prior to exercise.

Deficit is used to record the Company’s change in deficit from income and losses from period to period.

c) Share based payments:

The Company has established a stock option plan whereby options may be granted to its directors, officers, consultants, and employees. The exercise price of each option equals the market price of the Company’s stock on the date of the grant and an option’s maximum term is five years. The options vest immediately. There were no stock options outstanding on December 31, 2022 or December 31, 2021 and none were issued between January 1, 2020 and December 31, 2022.